Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
6.
Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Business Cooperation Agreement	1,554,046	1,554,046
Brand names	321,000	321,000
Non-compete commitment	79,141	79,141
Technology/platform	31,600	31,600
Total	1,985,787	1,985,787
Less: accumulated amortization	(909,976)	(1,234,212)
Less: accumulated impairment loss	—	(206,925)
Intangible assets	1,075,811	544,650

Amortization expenses related to intangible assets were RMB315,122, RMB317,795, and RMB324,236 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group expects to record amortization expenses of RMB274,015, RMB197,141, RMB62,836, RMB3,114 and RMB7,543 for the years ending December 31, 2023, 2024, 2025, 2026, 2027 and thereafter, respectively.

In the impairment assessment performed in 2022, the Group concluded that the carrying amounts of the intangible assets exceeded their respective fair values and recorded impairment losses of RMB206,925 for the year ended December 31, 2022, respectively.